T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.5%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 435,000 437
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.923%, 10/20/34 (1) 250,000 251
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 250,000 250
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 219
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 135
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 112
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 43,437 44
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100,000 102
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.448%, 12/26/31 (1) 122,079 122
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.848%, 12/26/31 (1) 122,079 123
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/34 (1) 250,000 249
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 39,849 39
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 138
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 41
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  150,000 152

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  75,000 76
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  90,000 92
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 196
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 121
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 205
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 235,527 237
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.649%, 1/18/38 (1) 275,000 276
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.968%, 1/15/40 (1) 250,000 250
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 91,433 92
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 490,000 481
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 665,000 676
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 170,000 171
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 100,000 100
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 324,708 320
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 82,103 82
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 120,496 118
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 200,331 193
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 1/15/38 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 53,881 55
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.822%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 148
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 95,000 96
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 65,000 67
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  258,820 257
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  34,391 34
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 46
FirstKey Homes Trust
Series 2020-SFR2, Class C
1.667%, 10/19/37 (1) 180,000 179
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 111

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 473
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.218%, 1/15/38 (1) 250,000 251
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 135,000 139
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 129,600 120
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 170,946 177
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 133,504 136
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 209,120 210
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.688%, 7/15/35 (1) 250,000 250
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 98
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 340

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 176,250 178
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 52,991 54
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 250,000 249
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.645%, 1/20/39 (1) 255,000 256
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 155,228 155
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.665%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 8,492 9
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 69,677 70
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.861%, 11/15/36 (1) 250,000 251
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 54,533 55
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 400,000 392
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.334%, 8/20/32 (1) 204,539 205
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 7/20/34 (1)(2) 250,000 250

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 5.568%, 1/15/36 (1) 310,000 311
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/15/37 (1) 315,000 316
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 10/15/39 (1) 250,000 250
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  56,685 56
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  78,966 79
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  115,000 115
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  265,000 268
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 144,641 145
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 190,000 195
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 295,000 303
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 107,233 108
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 276,252 256
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 36
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 185,000 187

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 46
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/37 (1) 415,000 416
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 136,213 133
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 125,000 126
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 60,000 60
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.518%, 10/15/31 (1) 332,742 333
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.832%, 1/22/38 (1) 250,000 250
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  245,000 249
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.575%, 7/20/31 (1) 148,675 149
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,807 100
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 75,738 76
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.698%, 1/15/35 (1) 260,000 261
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 76,091 77
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 79,342 81

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 130
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.495%, 4/20/38 (1) 515,000 514
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 212
Total Asset-Backed Securities (Cost $19,019) 19,153
BOND FUNDS  7.2%
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.75% (3)(4) 3,896,672 37,018
T. Rowe Price Inflation Protected Bond Fund - I Class,
5.35% (3)(4) 701,827 7,482
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.99% (3)(4) 1,783,361 16,835
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.32% (3)(4) 4,988,051 39,755
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.53% (3)(4) 9,602,519 82,006
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.61% (3)(4) 3,234,491 15,687
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.85% (3)(4) 9,099,214 64,422
Total Bond Funds (Cost $302,212) 263,205
COMMON STOCKS  67.9%
COMMUNICATION SERVICES  5.4%
Diversified Telecommunication Services  0.3%
BT Group (GBP)  1,841,515 5,391
KT (KRW)  92,099 3,654
Uniti Group (5) 49,478 312
9,357
Entertainment  1.0%
Atlanta Braves Holdings, Class C (5) 19,399 873
Liberty Media Corp-Liberty Live, Class C (5) 57,652 5,614
Madison Square Garden Sports (5) 2,945 583
Netflix (5) 19,191 23,187
Sea, ADR (5) 39,076 7,289
37,546

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Interactive Media & Services  3.4%
Alphabet, Class A  70,348 14,978
Alphabet, Class C  261,099 55,753
Meta Platforms, Class A  67,848 50,119
Pinterest, Class A (5) 85,776 3,142
Reddit, Class A (5) 122 27
Tencent Holdings (HKD)  27,000 2,091
126,110
Media  0.1%
Comcast, Class A  78,125 2,654
WPP (GBP)  16,284 86
2,740
Wireless Telecommunication Services  0.6%
KDDI (JPY)  272,000 4,701
T-Mobile U.S.  72,977 18,390
23,091
Total Communication Services 198,844
CONSUMER DISCRETIONARY  7.2%
Automobile Components  0.2%
Autoliv, SDR (SEK)  35,794 4,428
Denso (JPY)  173,000 2,479
Dowlais Group (GBP)  831,398 877
Visteon  2,377 295
8,079
Automobiles  0.7%
Subaru (JPY) (6) 118,500 2,324
Suzuki Motor (JPY) (6) 250,500 3,315
Tesla (5) 37,831 12,631
Toyota Motor (JPY)  390,500 7,561
25,831
Broadline Retail  2.4%
Alibaba Group Holding (HKD)  97,096 1,608
Amazon.com (5) 340,173 77,900
Isetan Mitsukoshi Holdings (JPY) (6) 246,100 4,094
Next (GBP)  32,904 5,317
Ollie's Bargain Outlet Holdings (5) 313 40
Savers Value Village (5) 79,673 963
89,922
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (5) 5,421 640

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Duolingo (5) 1,286 383
Frontdoor (5) 6,557 398
1,421
Hotels, Restaurants & Leisure  1.2%
Amadeus IT Group (EUR)  52,309 4,388
Booking Holdings  1,726 9,664
Cava Group (5) 1,559 105
Chipotle Mexican Grill (5) 74,121 3,123
Compass Group (GBP)  231,459 7,867
DoorDash, Class A (5) 11,625 2,851
Dutch Bros, Class A (5) 11,719 842
Life Time Group Holdings (5) 27,792 776
McDonald's  26,997 8,465
Planet Fitness, Class A (5) 25,915 2,716
Red Rock Resorts, Class A  7,612 471
Sportradar Group, Class A (5) 30,200 934
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771 (5)(7)(8)(9) 90,236 336
Vail Resorts  259 42
Wingstop  3,232 1,061
Wyndham Hotels & Resorts  8,848 766
44,407
Household Durables  0.4%
Champion Homes (5) 7,529 568
Installed Building Products  2,791 731
Panasonic Holdings (JPY)  280,200 2,836
Persimmon (GBP)  113,102 1,625
Sony Group (JPY)  335,400 9,167
14,927
Leisure Products  0.0%
Peloton Interactive, Class A (5) 102,750 781
781
Specialty Retail  1.9%
AutoZone (5) 2,214 9,295
Burlington Stores (5) 2,654 771
Carvana (5) 47,947 17,832
Floor & Decor Holdings, Class A (5) 10,069 825
Home Depot  20,097 8,175
Kingfisher (GBP)  1,076,539 3,750
Lowe's  30,489 7,868
O'Reilly Automotive (5) 44,104 4,573
Ross Stores  14,558 2,142

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TJX  59,540 8,134
Ulta Beauty (5) 8,771 4,322
Urban Outfitters (5) 5,420 364
Valvoline (5) 11,268 437
68,488
Textiles, Apparel & Luxury Goods  0.4%
Asics (JPY)  141,300 3,799
Birkenstock Holding (5) 21,448 1,118
Kering (EUR)  12,200 3,269
Kontoor Brands  4,819 372
Moncler (EUR)  53,124 3,092
Samsonite Group (HKD) (6) 714,600 1,558
13,208
Total Consumer Discretionary 267,064
CONSUMER STAPLES  3.3%
Beverages  0.3%
Coca-Cola  74,668 5,151
Diageo (GBP)  116,068 3,219
Heineken (EUR)  48,115 3,903
Primo Brands  735 18
12,291
Consumer Staples Distribution & Retail  0.6%
Dollar Tree (5) 69,330 7,569
Grocery Outlet Holding (5) 62,799 1,137
Seven & i Holdings (JPY)  245,800 3,181
Walmart  108,967 10,568
22,455
Food Products  0.8%
Ajinomoto (JPY)  127,900 3,469
BRC, Class A (5) 96,753 150
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $162 (5)(7)(9) 8,748 —
Mondelez International, Class A  183,534 11,276
Nestle (CHF)  134,345 12,673
Post Holdings (5) 5,466 618
Simply Good Foods (5) 21,476 615
28,801
Household Products  0.8%
Colgate-Palmolive  130,631 10,982
Procter & Gamble  119,800 18,814
29,796

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products  0.8%
BellRing Brands (5) 4,886 201
Interparfums  5,138 590
Kenvue  418,781 8,673
L'Oreal (EUR)  10,964 5,119
Olaplex Holdings (5) 283,490 405
Puig Brands, Class B (EUR)  94,697 1,785
Unilever (GBP)  227,867 14,375
31,148
Total Consumer Staples 124,491
ENERGY  2.8%
Energy Equipment & Services  0.7%
Cactus, Class A  11,687 490
Schlumberger  343,327 12,648
TechnipFMC  270,502 9,944
Weatherford International  20,431 1,302
24,384
Oil, Gas & Consumable Fuels  2.1%
Chevron  54,961 8,827
ConocoPhillips  155,866 15,426
Diamondback Energy  3,985 593
Equinor (NOK)  203,087 5,012
Expand Energy  43,999 4,258
Exxon Mobil  34,269 3,916
Kinetik Holdings  6,258 262
Magnolia Oil & Gas, Class A  15,335 381
MEG Energy (CAD)  37,855 779
PBF Energy, Class A  26,356 720
Range Resources  193,411 6,628
Shell, ADR  116,884 8,635
TotalEnergies (EUR)  148,352 9,314
Valero Energy  73,882 11,231
Viper Energy, Class A  35,335 1,408
77,390
Total Energy 101,774
FINANCIALS  12.3%
Banks  4.6%
ABN AMRO Bank, CVA (EUR)  67,862 1,957
ANZ Group Holdings (AUD)  167,817 3,688
Banc of California  81,413 1,378
Banco Santander (EUR)  667,684 6,376

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America  209,281 10,619
Barclays (GBP)  803,976 3,917
Blue Foundry Bancorp (5) 17,641 164
Cadence Bank  38,001 1,430
Citigroup  40,073 3,870
Columbia Banking System  48,972 1,311
CRB Group, Acquisition Date: 4/14/22 - 8/26/25, Cost $131 (5)
(7)(9) 1,646 107
DBS Group Holdings (SGD)  139,691 5,499
Dime Community Bancshares  28,955 891
DNB Bank (NOK)  250,054 6,588
Dogwood State Bank (5) 14,723 364
East West Bancorp  18,548 1,950
Eastern Bankshares  45,816 784
Equity Bancshares, Class A  17,906 726
Erste Group Bank (EUR)  35,323 3,362
FB Financial  18,358 985
Five Star Bancorp  24,306 797
Flagstar Financial  58,897 755
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (5)(7)(9) 9,254 39
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(9) 1,736 1
HarborOne Bancorp  31,604 406
HDFC Bank (INR)  345,664 3,731
Home BancShares  25,865 770
Huntington Bancshares  225,633 4,019
ING Groep (EUR)  247,326 5,905
Intesa Sanpaolo (EUR)  664,154 4,181
JPMorgan Chase  107,348 32,357
Kearny Financial  32,148 217
KeyCorp  298,846 5,786
Live Oak Bancshares  25,914 1,003
Lloyds Banking Group (GBP)  4,786,227 5,134
Mitsubishi UFJ Financial Group (JPY)  534,400 8,133
National Bank of Canada (CAD)  37,823 3,976
Origin Bancorp  5,101 198
Pinnacle Financial Partners  14,827 1,441
Popular  5,487 689
Prosperity Bancshares  16,146 1,116
Renasant  30,345 1,187
Skandinaviska Enskilda Banken, Class A (SEK)  239,531 4,430
Societe Generale (EUR)  89,090 5,498
SouthState  18,121 1,849

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standard Chartered (GBP)  301,913 5,657
Sumitomo Mitsui Trust Group (JPY)  119,216 3,393
Texas Capital Bancshares (5) 15,348 1,329
UniCredit (EUR)  91,649 7,089
Western Alliance Bancorp  15,121 1,354
168,406
Capital Markets  2.3%
Bridgepoint Group (GBP)  492,345 2,243
Brookfield (CAD)  68,017 4,471
Cboe Global Markets  6,747 1,592
Charles Schwab  180,073 17,258
CME Group  10,574 2,818
CVC Capital Partners (EUR)  123,317 2,489
Etoro Group, Class A (5) 10,860 482
Goldman Sachs Group  17,237 12,846
Hamilton Lane, Class A  10,477 1,617
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $322 (5)(7)(9) 22,981 322
Intercontinental Exchange  51,616 9,116
Julius Baer Group (CHF)  40,052 2,892
Macquarie Group (AUD)  27,241 3,995
Miami International Holdings (5) 23,350 878
Morgan Stanley  15,203 2,288
PJT Partners, Class A  4,391 786
S&P Global  12,245 6,716
StepStone Group, Class A  13,831 858
Stifel Financial  185 21
TMX Group (CAD)  38,693 1,545
Tradeweb Markets, Class A  30,791 3,798
UBS Group (CHF)  110,145 4,462
83,493
Consumer Finance  0.4%
American Express  36,411 12,062
Capital One Financial  10,600 2,409
Encore Capital Group (5) 4,907 205
14,676
Financial Services  2.3%
Adyen (EUR) (5) 1,728 2,902
Berkshire Hathaway, Class B (5) 38,075 19,151
Corebridge Financial  132,836 4,619
Corpay (5) 10,054 3,274
Edenred (EUR)  43,367 1,254
Fiserv (5) 10,575 1,461

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marqeta, Class A (5) 225,696 1,436
Mastercard, Class A  22,036 13,118
PennyMac Financial Services  22,232 2,448
Rocket, Class A  56,252 999
Toast, Class A (5) 348 16
Visa, Class A  97,435 34,276
84,954
Insurance  2.6%
Accelerant Holdings, Class A (5) 14,658 294
Admiral Group (GBP)  69,241 3,393
AIA Group (HKD)  433,000 4,115
Allstate  49,687 10,109
Aviva (GBP)  386,728 3,406
AXA (EUR)  125,828 5,861
Baldwin Insurance Group (5) 23,481 744
Chubb  16,769 4,613
Definity Financial (CAD)  86,271 4,459
Definity Financial, Acquisition Date: 5/28/25, Cost $228
(CAD) (5)(9) 4,724 232
Generali (EUR)  54,076 2,111
Goosehead Insurance, Class A  8,488 719
Great-West Lifeco (CAD) (6) 90,395 3,581
Mandatum (EUR)  343,832 2,363
Marsh & McLennan  9,185 1,890
MetLife  16,989 1,382
Muenchener Rueckversicherungs-Gesellschaft (EUR)  15,775 10,063
Palomar Holdings (5) 2,905 357
Progressive  23,405 5,782
RLI  10,994 745
Root, Class A (5) 6,965 642
Sampo, Class A (EUR)  473,862 5,438
Storebrand (NOK)  170,357 2,621
Tokio Marine Holdings (JPY)  186,200 7,986
Travelers  44,877 12,185
TWFG (5) 23,855 631
White Mountains Insurance Group  410 750
96,472
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  150,876 3,197
3,197
Total Financials 451,198

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  6.6%
Biotechnology  1.0%
ADMA Biologics (5) 31,868 550
Arcellx (5) 19,618 1,361
Argenx, ADR (5) 5,094 3,628
Ascendis Pharma, ADR (5) 3,818 742
Avidity Biosciences (5) 9,868 460
Black Diamond Therapeutics (5) 69,057 190
Caris Life Sciences (5) 22,120 849
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $288 (5)(9) 19,255 739
Cytokinetics (5) 46,825 1,654
Denali Therapeutics (5) 38,178 583
Dyne Therapeutics (5) 7,390 100
Erasca (5) 94,137 148
Gilead Sciences  115,973 13,102
Immatics (5) 107,890 549
Immunocore Holdings, ADR (5) 60,905 1,962
Immunome (5) 84,132 800
Immunovant (5) 52,592 773
Ionis Pharmaceuticals (5) 1,364 58
Kymera Therapeutics (5) 6,565 271
Merus (5) 7,750 510
Metsera (5) 29,743 1,050
Nurix Therapeutics (5) 15,205 142
Nuvalent, Class A (5) 12,710 973
Prime Medicine (5) 65,880 214
Revolution Medicines (5) 18,894 717
Vaxcyte (5) 526 16
Vertex Pharmaceuticals (5) 10,923 4,271
36,412
Health Care Equipment & Supplies  1.4%
Abbott Laboratories  84,116 11,159
Alcon (CHF)  31,975 2,548
Alcon  69,000 5,507
Becton Dickinson & Company  2,651 511
EssilorLuxottica (EUR)  14,200 4,331
Glaukos (5) 4,864 466
Intuitive Surgical (5) 14,484 6,855
Kestra Medical Technologies (5) 14,818 239
Koninklijke Philips (EUR)  184,575 5,098
Masimo (5) 15,174 2,120
Novocure (5) 9,104 112

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(7)
(9) 70,144 22
Penumbra (5) 1,411 385
PROCEPT BioRobotics (5) 22,997 924
QuidelOrtho (5) 40,076 1,150
Siemens Healthineers (EUR)  94,841 5,252
Sonova Holding (CHF)  5,363 1,562
Stryker  6,826 2,672
Sysmex (JPY)  95,100 1,194
52,107
Health Care Providers & Services  1.8%
Alignment Healthcare (5) 106,079 1,735
BrightSpring Health Services (5) 36,202 858
Cencora  44,684 13,030
Cigna Group  17,818 5,361
Concentra Group Holdings Parent  34,362 818
Elevance Health  17,326 5,521
Encompass Health  18,146 2,209
GeneDx Holdings (5) 5,853 758
HealthEquity (5) 130 12
Molina Healthcare (5) 33,317 6,025
Oscar Health, Class A (5) 43,087 718
Quest Diagnostics  43,500 7,901
RadNet (5) 12,450 893
Tenet Healthcare (5) 38,221 7,045
UnitedHealth Group  46,625 14,448
67,332
Health Care Technology  0.0%
Doximity, Class A (5) 496 34
Waystar Holding (5) 7,702 292
326
Life Sciences Tools & Services  0.6%
Avantor (5) 44,673 602
BioLife Solutions (5) 51,550 1,291
Bio-Rad Laboratories, Class A (5) 914 272
Bio-Techne  13,863 757
Bruker  21,706 738
Danaher  23,714 4,881
Maravai LifeSciences Holdings, Class A (5) 52,746 128
Mettler-Toledo International (5) 3,279 4,266
Personalis (5) 19,715 96
Repligen (5) 6,407 784

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity  56,702 5,109
Sotera Health (5) 67,332 1,102
Stevanato Group  27,590 635
Thermo Fisher Scientific  5,861 2,888
23,549
Pharmaceuticals  1.8%
AstraZeneca, ADR  189,880 15,171
Axsome Therapeutics (5) 3,429 416
Chugai Pharmaceutical (JPY) (6) 102,400 4,525
Corcept Therapeutics (5) 3,149 220
Elanco Animal Health (5) 126,118 2,314
Eli Lilly  15,942 11,679
Novartis (CHF)  65,855 8,335
Novo Nordisk, Class B (DKK)  88,865 5,022
Roche Holding (CHF)  30,395 9,911
Sanofi (EUR)  71,805 7,124
64,717
Total Health Care 244,443
INDUSTRIALS & BUSINESS SERVICES  9.1%
Aerospace & Defense  1.6%
AeroVironment (5) 2,614 631
General Electric  80,398 22,125
Karman Holdings (5) 12,991 694
Kratos Defense & Security Solutions (5) 14,110 929
L3Harris Technologies  8,715 2,419
Leonardo DRS  9,366 390
Loar Holdings (5) 20,133 1,423
Melrose Industries (GBP)  715,430 5,681
Mercury Systems (5) 4,258 288
Northrop Grumman  7,396 4,364
Rheinmetall (EUR)  2,138 4,147
Safran (EUR)  25,352 8,425
Thales (EUR)  8,678 2,283
TransDigm Group  993 1,389
VSE  23,626 3,837
59,025
Building Products  0.2%
AZZ  14,545 1,642
CSW Industrials  1,865 510
Kingspan Group (EUR)  19,565 1,509
Owens Corning  17,147 2,575
Simpson Manufacturing  2,122 406

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trex (5) 12,462 768
7,410
Commercial Services & Supplies  0.6%
Casella Waste Systems, Class A (5) 12,859 1,267
Cintas  6,315 1,326
Element Fleet Management (CAD)  201,256 5,364
MSA Safety  4,743 809
Republic Services  49,240 11,521
Veralto  3,336 354
20,641
Construction & Engineering  0.2%
API Group (5) 79,776 2,847
Arcosa  8,012 793
Limbach Holdings (5) 2,840 325
Shimizu (JPY) (6) 184,400 2,477
6,442
Electrical Equipment  1.3%
ABB (CHF)  111,001 7,449
AMETEK  77,118 14,251
GE Vernova  6,015 3,687
Legrand (EUR)  28,485 4,338
Mitsubishi Electric (JPY)  321,100 7,666
Prysmian (EUR)  86,334 7,535
Rockwell Automation  4,255 1,461
Thermon Group Holdings (5) 10,596 281
46,668
Ground Transportation  0.4%
Norfolk Southern  19,432 5,441
Old Dominion Freight Line  61,239 9,245
Saia (5) 5,105 1,513
16,199
Industrial Conglomerates  0.9%
DCC (GBP)  39,141 2,489
Hitachi (JPY)  206,900 5,575
Roper Technologies  4,663 2,454
Siemens (EUR)  69,345 19,223
SK Square (KRW) (5) 17,209 1,825
31,566
Machinery  2.4%
Atmus Filtration Technologies  16,990 756
Caterpillar  22,222 9,312

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crane  3,793 703
Deere  40,840 19,548
Enpro  5,633 1,232
Esab  25,745 2,970
ESCO Technologies  4,490 902
Federal Signal  8,895 1,094
Graco  13,179 1,125
Ingersoll Rand  48,287 3,836
ITT  1,394 237
Kadant  1,003 324
KION Group (EUR)  46,990 3,060
Parker-Hannifin  20,672 15,697
Pentair  68,153 7,329
RBC Bearings (5) 7,089 2,765
Sandvik (SEK)  175,707 4,444
Spirax Group (GBP)  13,498 1,331
SPX Technologies (5) 4,213 788
Weir Group (GBP)  11,661 388
Westinghouse Air Brake Technologies  47,066 9,107
86,948
Passenger Airlines  0.1%
Ryanair Holdings, ADR  47,230 2,998
2,998
Professional Services  0.7%
Booz Allen Hamilton Holding  34,550 3,756
Broadridge Financial Solutions  19,214 4,912
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(7)(9) 11,790 73
Equifax  26,217 6,457
Parsons (5) 21,251 1,702
Paylocity Holding (5) 3,817 684
Recruit Holdings (JPY)  61,100 3,496
TechnoPro Holdings (JPY)  87,100 2,844
Teleperformance (EUR)  13,827 1,067
24,991
Trading Companies & Distributors  0.7%
AerCap Holdings  30,582 3,777
Ashtead Group (GBP)  18,828 1,387
Bunzl (GBP)  95,236 3,219
Custom Truck One Source (5) 21,106 130
Diploma (GBP)  9,823 717
Ferguson Enterprises  13,953 3,225
FTAI Aviation  7,779 1,197

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McGrath RentCorp  5,732 696
Mitsubishi (JPY)  130,100 2,937
QXO (5) 37,641 758
Rush Enterprises, Class A  13,008 747
SiteOne Landscape Supply (5) 15,719 2,251
Sumitomo (JPY)  191,500 5,363
26,404
Total Industrials & Business Services 329,292
INFORMATION TECHNOLOGY  15.1%
Communications Equipment  0.1%
LM Ericsson, Class B (SEK)  426,748 3,379
3,379
Electronic Equipment, Instruments & Components  1.2%
Hamamatsu Photonics (JPY) (6) 123,500 1,296
Keysight Technologies (5) 101,587 16,603
Mirion Technologies (5) 157,185 3,222
Novanta (5) 5,869 683
PAR Technology (5) 55,415 2,836
TE Connectivity  63,462 13,105
Teledyne Technologies (5) 9,780 5,263
43,008
IT Services  0.4%
Accenture, Class A  15,474 4,023
Applied Digital (5) 14,358 230
NEC (JPY)  144,900 4,412
Nomura Research Institute (JPY)  68,100 2,673
Shopify, Class A (5) 34,332 4,850
16,188
Semiconductors & Semiconductor Equipment  6.6%
Analog Devices  47,196 11,861
ASML Holding (EUR)  14,787 10,981
ASML Holding  5,516 4,096
BE Semiconductor Industries (EUR)  15,131 2,038
Broadcom  132,079 39,279
Entegris  13,919 1,166
Impinj (5) 2,145 402
Intel  112,592 2,742
KLA  4,114 3,587
Lattice Semiconductor (5) 47,890 3,179
MACOM Technology Solutions Holdings (5) 9,150 1,173
Monolithic Power Systems  3,317 2,772

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NVIDIA  679,643 118,380
NXP Semiconductors  20,157 4,734
Rambus (5) 11,327 836
Renesas Electronics (JPY)  162,100 1,892
Taiwan Semiconductor Manufacturing (TWD)  332,759 12,462
Taiwan Semiconductor Manufacturing, ADR  33,185 7,661
Texas Instruments  56,572 11,455
Tokyo Electron (JPY)  23,900 3,255
243,951
Software  4.9%
Amplitude, Class A (5) 71,219 814
Aurora Innovation (5) 105,486 594
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (5)(7)
(9) 480 790
CCC Intelligent Solutions Holdings (5) 54,085 535
Cellebrite DI (5) 107,707 1,766
Clearwater Analytics Holdings, Class A (5) 37,329 772
Confluent, Class A (5) 21,313 423
Crowdstrike Holdings, Class A (5) 4,151 1,759
Datadog, Class A (5) 6,129 838
Descartes Systems Group (5) 21,079 2,107
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(7)(9) 9,216 235
I3 Verticals, Class A (5) 23,221 730
Intapp (5) 4,593 211
InterDigital  2,234 607
Intuit  4,858 3,240
JFrog (5) 17,654 872
Microsoft  246,018 124,655
nCino (5) 22,466 721
Onestream (5) 53,669 1,116
Palantir Technologies, Class A (5) 7,400 1,160
PTC (5) 19,969 4,263
Salesforce  16,501 4,228
SAP (EUR)  40,557 11,040
ServiceNow (5) 10,593 9,719
Synopsys (5) 8,121 4,901
Varonis Systems (5) 13,083 772
Workiva (5) 9,825 808
179,676
Technology Hardware, Storage & Peripherals  1.9%
Apple  283,764 65,873
IonQ (5) 308 13

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Samsung Electronics (KRW)  89,484 4,471
70,357
Total Information Technology 556,559
MATERIALS  3.1%
Chemicals  1.6%
Air Liquide (EUR)  30,245 6,232
Akzo Nobel (EUR)  23,798 1,645
BASF (EUR)  53,015 2,816
Covestro (EUR) (5) 36,107 2,509
Ecolab  14,402 3,990
Element Solutions  50,688 1,304
Linde  35,727 17,088
PPG Industries  23,853 2,653
Sherwin-Williams  47,099 17,230
Shin-Etsu Chemical (JPY)  129,900 3,956
59,423
Construction Materials  0.1%
Holcim (CHF)  33,638 2,820
Knife River (5) 11,734 950
3,770
Containers & Packaging  0.8%
Ball  131,241 6,909
International Paper  339,776 16,880
Packaging Corp. of America  21,789 4,749
28,538
Metals & Mining  0.5%
Antofagasta (GBP)  173,123 5,023
BHP Group (AUD)  81,113 2,261
BHP Group (GBP) (6) 110,335 3,076
Capstone Copper (CAD) (5) 105,075 751
Constellium (5) 14,820 215
Franco-Nevada  4,727 890
Freeport-McMoRan  72,622 3,225
OR Royalties  95,746 3,079
Royal Gold  1,385 249
Warrior Met Coal  13,673 836
19,605
Paper & Forest Products  0.1%
Louisiana-Pacific  8,139 774

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stora Enso, Class R (EUR)  193,871 2,265
3,039
Total Materials 114,375
REAL ESTATE  1.1%
Health Care Real Estate Investment Trusts  0.3%
Welltower, REIT  60,330 10,152
10,152
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  4,990 493
493
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  4,402 746
Segro (GBP)  177,170 1,504
Terreno Realty, REIT  21,489 1,241
3,491
Real Estate Management & Development  0.2%
Colliers International Group  8,618 1,425
FirstService  6,738 1,356
Mitsui Fudosan (JPY)  472,400 4,994
7,775
Residential Real Estate Investment Trusts  0.1%
Essex Property Trust, REIT  14,140 3,821
Flagship Communities REIT  36,262 653
Independence Realty Trust, REIT  61,723 1,118
5,592
Retail Real Estate Investment Trusts  0.2%
Curbline Properties, REIT  59,812 1,348
Macerich, REIT  22,036 405
Scentre Group (AUD)  1,566,626 4,176
5,929
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  40,757 1,668
Public Storage, REIT  9,712 2,861
VICI Properties, REIT  84,701 2,861
7,390
Total Real Estate 40,822
UTILITIES  1.7%
Electric Utilities  0.7%
Constellation Energy  14,495 4,464

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hawaiian Electric Industries (5) 71,005 920
IDACORP  11,857 1,483
OGE Energy  31,688 1,415
Southern  108,921 10,054
TXNM Energy  7,617 432
Xcel Energy  115,072 8,330
27,098
Gas Utilities  0.3%
Atmos Energy  50,646 8,414
Chesapeake Utilities  15,156 1,873
Southwest Gas Holdings  5,735 458
10,745
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  36,100 688
688
Multi-Utilities  0.6%
Ameren  108,276 10,804
Engie (EUR)  226,737 4,692
National Grid (GBP)  440,564 6,188
21,684
Water Utilities  0.1%
American Water Works  19,623 2,816
California Water Service Group  18,533 870
Middlesex Water  9,797 524
4,210
Total Utilities 64,425
Total Miscellaneous Common Stocks  0.2% (10) 7,530
Total Common Stocks (Cost $1,347,153) 2,500,817
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(7)
(8)(9) 17,718 66
66

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(7)(9) 41,545 43
43
Total Consumer Discretionary 109
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $59 (5)(7)(9) 3,203 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $224 (5)
(7)(9) 2,133 139
Total Financials 139
HEALTH CARE  0.0%
Biotechnology  0.0%
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $222 (5)(7)(9) 67,218 222
222
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(7)
(9) 118,345 98
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $124 (5)(7)
(9) 256,419 166
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $121 (5)(7)
(9) 186,226 120
384
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(7)(9) 92,428 124
124
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (5)(7)(9) 10,046 118
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $128 (5)(7)(9) 12,159 37
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (5)(7)(9) 11,776 189

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(7)(9) 5,896 95
439
Total Health Care 1,169
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $129 (5)(7)(9) 3,254 1
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(7)
(9) 50,717 183
Epirus, Series D, Acquisition Date: 1/21/25, Cost $31 (5)(7)(9) 11,069 40
224
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (5)(7)(9) 9,815 52
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (5)(7)(9) 3,669 19
71
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (5)
(7)(9) 6,676 4
4
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (5)(7)(9) 14,736 90
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (5)(7)(9) 26,046 160
250
Total Industrials & Business Services 549
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(7)(9) 6,732 10
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (5)(7)
(9) 2,367 3
13
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $229 (5)
(7)(9) 2,858 244
244
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(7)(9) 30 49
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(7)(9) 2 3

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)
(7)(9) 4,398 660
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (5)
(7)(9) 10,416 1,562
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (5)(7)
(9) 1,201 180
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381 (5)(7)(9) 12,516 319
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (5)(7)(9) 20,748 266
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (5)(7)(9) 5,932 77
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(7)(9) 23,436 81
3,197
Total Information Technology 3,454
MATERIALS  0.1%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(7)(9) 3,356 199
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(7)
(9) 5,247 96
295
Metals & Mining  0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(7)(9) 5,255 446
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $228 (5)(7)(9) 2,684 228
674
Total Materials 969
Total Convertible Preferred Stocks (Cost $6,450) 6,389
CORPORATE BONDS  1.7%
3M, 4.80%, 3/15/30  265,000 271
3M, 5.15%, 3/15/35  260,000 264
AEP Transmission, 5.375%, 6/15/35  45,000 46
AES, 5.80%, 3/15/32  395,000 407
AES Andes, 6.25%, 3/14/32 (1) 200,000 207
AGCO, 5.80%, 3/21/34  60,000 62
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 35
Ally Financial, VR, 6.848%, 1/3/30 (11) 230,000 248
Amcor Flexibles North America, 4.80%, 3/17/28  115,000 116
Amcor Flexibles North America, 5.10%, 3/17/30  70,000 72
American Express, VR, 4.918%, 7/20/33 (11) 110,000 111

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Express, VR, 5.016%, 4/25/31 (11) 280,000 288
American Express, VR, 5.667%, 4/25/36 (11) 105,000 110
American Homes 4 Rent, 5.25%, 3/15/35  65,000 65
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  181,000 208
Amrize Finance U.S., 4.70%, 4/7/28 (1) 95,000 96
Amrize Finance U.S., 4.95%, 4/7/30 (1) 115,000 117
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  319,000 313
APA Infrastructure, 0.75%, 3/15/29 (EUR)  125,000 136
APA Infrastructure, 5.125%, 9/16/34 (1) 50,000 50
APA Infrastructure, 5.75%, 9/16/44 (1) 65,000 63
Appalachian Power, 5.65%, 4/1/34  60,000 62
AppLovin, 5.375%, 12/1/31  85,000 87
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 65,000 65
Arthur J Gallagher, 4.85%, 12/15/29  50,000 51
Arthur J Gallagher, 5.00%, 2/15/32  15,000 15
Aspen Insurance Holdings, 5.75%, 7/1/30  110,000 114
AT&T, 3.50%, 9/15/53  250,000 167
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 273
Atlassian, 5.25%, 5/15/29  75,000 77
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  250,000 280
BAE Systems, 5.30%, 3/26/34 (1) 200,000 205
Baltimore Gas & Electric, 5.45%, 6/1/35  85,000 88
Bank of America, VR, 1.898%, 7/23/31 (11) 1,695,000 1,504
Bank of America, VR, 5.468%, 1/23/35 (11) 154,000 159
Bank of America, VR, 5.518%, 10/25/35 (11) 260,000 261
Bank of America, VR, 5.819%, 9/15/29 (11) 710,000 742
Barclays, VR, 5.086%, 2/25/29 (11) 200,000 203
Barclays, VR, 5.367%, 2/25/31 (11) 200,000 206
Barclays, VR, 5.86%, 8/11/46 (11) 200,000 199
BAT Capital, 5.35%, 8/15/32  275,000 282
BAT Capital, 7.079%, 8/2/43  110,000 122
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 295
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 101
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  130,000 145
Boeing, 3.75%, 2/1/50  139,000 99
Boeing, 5.705%, 5/1/40  130,000 129
Boeing, 6.388%, 5/1/31  125,000 136
Boeing, 6.528%, 5/1/34  98,000 108
Boeing, 6.858%, 5/1/54  473,000 519
Bon Secours Mercy Health, 3.464%, 6/1/30  85,000 82
Booz Allen Hamilton, 5.95%, 8/4/33  144,000 150
Booz Allen Hamilton, 5.95%, 4/15/35  190,000 196

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Gas, 6.119%, 7/20/53 (1) 75,000 74
Brixmor Operating Partnership, 5.20%, 4/1/32  55,000 56
Broadcom, 4.35%, 2/15/30  320,000 320
Broadcom, 4.55%, 2/15/32  120,000 120
Broadcom, 5.15%, 11/15/31  190,000 196
Burlington Northern Santa Fe, 5.50%, 3/15/55  210,000 204
CaixaBank, VR, 4.885%, 7/3/31 (1)(11) 200,000 202
CaixaBank, VR, 5.581%, 7/3/36 (1)(11) 200,000 201
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 290,000 305
CaixaBank, VR, 6.208%, 1/18/29 (1)(11) 260,000 271
Capital One Financial, VR, 5.70%, 2/1/30 (11) 49,000 51
Capital One Financial, VR, 7.624%, 10/30/31 (11) 45,000 51
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(12) 259,411 265
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(12) 456,868 477
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity ) (1)(12) 625,520 706
CBRE Services, 4.80%, 6/15/30  70,000 71
Celanese U.S. Holdings, 6.83%, 7/15/29  65,000 67
Celanese U.S. Holdings, 6.879%, 7/15/32  220,000 227
Celanese U.S. Holdings, 7.05%, 11/15/30  77,000 80
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 104
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  300,000 326
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 207
Centene, 4.25%, 12/15/27  50,000 49
Centene, 4.625%, 12/15/29  231,000 221
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (11) 400,000 491
Charter Communications Operating, 3.90%, 6/1/52  193,000 128
Chevron Phillips Chemical, 4.75%, 5/15/30 (1) 70,000 71
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 198
Citigroup, VR, 4.952%, 5/7/31 (11) 365,000 371
Citigroup, VR, 5.827%, 2/13/35 (11) 334,000 342
Citigroup, VR, 6.02%, 1/24/36 (11) 135,000 139
CNO Global Funding, 4.95%, 9/9/29 (1) 60,000 61
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 245
Comcast, 2.887%, 11/1/51  410,000 246
Comcast, 3.25%, 11/1/39  300,000 236
Comcast, 5.65%, 6/1/54  315,000 302
CommonSpirit Health, 2.782%, 10/1/30  21,000 19
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(11) 200,000 202
Conagra Brands, 5.75%, 8/1/35  180,000 181
ConocoPhillips, 5.50%, 1/15/55  85,000 80
ConocoPhillips, 5.55%, 3/15/54  161,000 152

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Constellation Brands, 4.80%, 5/1/30  25,000 25
Constellation Energy Generation, 5.75%, 3/15/54  205,000 202
Corebridge Financial, 3.85%, 4/5/29  50,000 49
Corebridge Financial, 3.90%, 4/5/32  245,000 231
Corebridge Global Funding, 4.90%, 8/21/32 (1) 55,000 55
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 51
Coterra Energy, 5.40%, 2/15/35  283,000 283
Coterra Energy, 5.60%, 3/15/34  60,000 61
Cox Communications, 5.70%, 6/15/33 (1) 23,000 23
Credit Agricole, VR, 5.222%, 5/27/31 (1)(11) 250,000 256
Crown Castle, 5.80%, 3/1/34  120,000 125
CVS Health, 5.00%, 9/15/32  95,000 95
CVS Health, 5.05%, 3/25/48  491,000 421
CVS Health, 5.30%, 6/1/33  515,000 522
CVS Health, 5.625%, 2/21/53  225,000 206
CVS Health, VR, 6.75%, 12/10/54 (11) 15,000 15
CVS Health, VR, 7.00%, 3/10/55 (11) 95,000 99
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 200,000 209
Deere, 5.45%, 1/16/35  250,000 260
Diamondback Energy, 5.40%, 4/18/34  380,000 383
Diamondback Energy, 5.75%, 4/18/54  231,000 215
DTE Energy, 4.875%, 6/1/28  45,000 46
DTE Energy, 5.10%, 3/1/29  340,000 349
DTE Energy, 5.20%, 4/1/30  225,000 231
Element Fleet Management, 5.037%, 3/25/30 (1) 105,000 106
Elevance Health, 4.75%, 2/15/30  100,000 102
Elevance Health, 4.95%, 11/1/31  140,000 143
Elevance Health, 5.125%, 2/15/53  115,000 101
EMD Finance, 4.625%, 10/15/32 (1) 375,000 372
Engie, 5.625%, 4/10/34 (1) 200,000 207
Eni, 5.75%, 5/19/35 (1) 200,000 206
EOG Resources, 5.00%, 7/15/32  100,000 102
EOG Resources, 5.35%, 1/15/36  170,000 172
Equitable America Global Funding, 4.95%, 6/9/30 (1) 155,000 158
Eversource Energy, 5.95%, 7/15/34  314,000 329
Expand Energy, 4.75%, 2/1/32  158,000 153
Expand Energy, 5.375%, 2/1/29  173,000 174
Expand Energy, 5.375%, 3/15/30  182,000 183
Extra Space Storage, 4.95%, 1/15/33  65,000 65
Extra Space Storage, 5.40%, 6/15/35  185,000 187
Ferguson Enterprises, 5.00%, 10/3/34  35,000 35
First American Financial, 2.40%, 8/15/31  303,000 263
FirstEnergy, 2.65%, 3/1/30  223,000 207

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 37
FirstEnergy Transmission, 5.00%, 1/15/35  85,000 85
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 204
Ford Motor Credit, 6.798%, 11/7/28  200,000 208
Ford Motor Credit, 7.35%, 3/6/30  560,000 595
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 130,000 135
Freeport-McMoRan, 4.25%, 3/1/30  62,000 61
Freeport-McMoRan, 4.375%, 8/1/28  99,000 99
Freeport-McMoRan, 4.625%, 8/1/30  41,000 41
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
Freeport-McMoRan, 5.45%, 3/15/43  110,000 104
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 155
GA Global Funding Trust, 5.50%, 4/1/32 (1) 165,000 169
General Electric, 4.30%, 7/29/30  140,000 140
General Electric, 4.90%, 1/29/36  110,000 110
General Motors Financial, 5.55%, 7/15/29  185,000 191
GLP Capital, 5.25%, 2/15/33  160,000 159
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 780,000 704
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 275,000 272
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 315,000 316
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 255,000 258
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 275,000 273
Golub Capital Private Credit Fund, 5.875%, 5/1/30  202,000 205
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  481,000 475
Harbour Energy, 6.327%, 4/1/35 (1) 200,000 202
HCA, 2.375%, 7/15/31  100,000 88
HCA, 5.25%, 3/1/30  100,000 103
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 100,000 103
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 127
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 247
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 81
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 255
Heathrow Funding, 1.875%, 3/14/34 (EUR)  145,000 147
Hexcel, 5.875%, 2/26/35  45,000 46
Home Depot, 4.95%, 6/25/34  255,000 259
HSBC Holdings, VR, 5.13%, 3/3/31 (6)(11) 200,000 205
Humana, 4.875%, 4/1/30  52,000 53
Hyatt Hotels, 5.375%, 12/15/31  146,000 150
Hyundai Capital America, 4.55%, 9/26/29 (1) 160,000 160
Hyundai Capital America, 4.75%, 9/26/31 (1) 110,000 110
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 82

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 52
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 101
Icon Investments Six, 5.849%, 5/8/29  200,000 209
IMCD, 3.625%, 4/30/30 (EUR)  120,000 142
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200,000 201
Imperial Brands Finance, 5.625%, 7/1/35 (1) 200,000 203
Imperial Brands Finance, 6.375%, 7/1/55 (1) 200,000 202
Interpublic Group, 4.65%, 10/1/28  110,000 111
Invitation Homes Operating Partnership, 2.00%, 8/15/31  60,000 51
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 69
IPALCO Enterprises, 5.75%, 4/1/34  140,000 141
IQVIA, 6.25%, 2/1/29  195,000 205
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 150,000 156
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 70,000 65
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 110,000 104
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 485,000 452
JPMorgan Chase, VR, 4.603%, 10/22/30 (11) 255,000 258
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 185,000 183
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 140,000 142
JPMorgan Chase, VR, 5.103%, 4/22/31 (11) 100,000 103
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 130,000 134
Kentucky Utilities, 5.85%, 8/15/55  25,000 25
Kroger, 5.50%, 9/15/54  215,000 201
Las Vegas Sands, 3.50%, 8/18/26  95,000 94
Louisville Gas & Electric, 5.85%, 8/15/55  25,000 25
Lowe's, 4.25%, 4/1/52  60,000 46
Lowe's, 5.625%, 4/15/53  40,000 38
LPL Holdings, 5.65%, 3/15/35  120,000 121
LPL Holdings, 5.75%, 6/15/35  125,000 127
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 205
Magna International, 5.875%, 6/1/35  35,000 36
Marriott International, 5.50%, 4/15/37  180,000 181
Mars, 5.20%, 3/1/35 (1) 245,000 247
Mars, 5.65%, 5/1/45 (1) 175,000 172
Marvell Technology, 2.95%, 4/15/31  209,000 192
Marvell Technology, 4.75%, 7/15/30  35,000 35
Marvell Technology, 5.45%, 7/15/35  155,000 158
Minera Mexico, 5.625%, 2/12/32 (1) 450,000 459
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 345,000 352
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 225,000 231
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 60,000 61
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 120,000 125
Motorola Solutions, 5.40%, 4/15/34  115,000 118

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Motorola Solutions, 5.55%, 8/15/35  245,000 252
MPLX, 5.00%, 1/15/33  145,000 144
MPLX, 6.20%, 9/15/55  115,000 111
MSCI, 4.00%, 11/15/29 (1) 67,000 66
National Fuel Gas, 5.50%, 3/15/30  55,000 57
Netflix, 4.625%, 5/15/29 (EUR)  290,000 361
NextEra Energy Capital Holdings, 4.685%, 9/1/27  60,000 60
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 155,000 156
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 129
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 315,000 314
NiSource, 5.25%, 3/30/28  45,000 46
NiSource, 5.85%, 4/1/55  205,000 203
NRG Energy, 4.45%, 6/15/29 (1) 85,000 84
NTT Finance, 4.876%, 7/16/30 (1) 200,000 204
NTT Finance, 5.171%, 7/16/32 (1) 200,000 204
NTT Finance, 5.502%, 7/16/35 (1) 200,000 205
NXP, 3.125%, 2/15/42  176,000 125
NXP, 3.25%, 11/30/51  540,000 345
NXP, 3.40%, 5/1/30  306,000 293
NXP, 4.30%, 6/18/29  76,000 76
Occidental Petroleum, 6.05%, 10/1/54  135,000 125
Occidental Petroleum, 6.20%, 3/15/40  70,000 69
Occidental Petroleum, 8.875%, 7/15/30  540,000 621
ONEOK, 6.05%, 9/1/33  233,000 245
Orbia Advance Corp., 6.80%, 5/13/30 (1) 245,000 250
Pacific Gas & Electric, 3.50%, 8/1/50  93,000 61
Pacific Gas & Electric, 4.95%, 7/1/50  95,000 79
Pacific Gas & Electric, 5.90%, 10/1/54  52,000 48
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 574
Paychex, 5.60%, 4/15/35  95,000 98
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 90,000 91
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 130,000 134
PSEG Power, 5.20%, 5/15/30 (1) 65,000 67
Public Service of Oklahoma, 5.45%, 1/15/36  305,000 308
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 425,000 390
Realty Income, 5.125%, 4/15/35  45,000 45
Regal Rexnord, 6.05%, 4/15/28  245,000 253
Regions Financial, VR, 5.722%, 6/6/30 (11) 120,000 125
Reinsurance Group of America, 6.00%, 9/15/33  290,000 307
Reinsurance Group of America, VR, 6.65%, 9/15/55 (11) 50,000 51
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 200,000 203
Revvity, 1.90%, 9/15/28  73,000 68
Revvity, 2.25%, 9/15/31  100,000 86

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RGA Global Funding, 5.00%, 8/25/32 (1) 170,000 170
Rogers Communications, 5.00%, 2/15/29  270,000 275
Rogers Communications, 5.30%, 2/15/34  305,000 307
Ross Stores, 1.875%, 4/15/31  260,000 226
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 70,000 71
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 125,000 128
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 150,000 154
Santander UK Group Holdings, VR, 6.534%, 1/10/29 (11) 225,000 236
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 247
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 278
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 38
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 207
SBA Tower Trust, 4.831%, 10/15/29 (1) 270,000 271
Segro Capital, 1.875%, 3/23/30 (EUR)  125,000 139
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 204
Snam, 5.75%, 5/28/35 (1) 200,000 207
Snam, 6.50%, 5/28/55 (1) 200,000 208
Societe Generale, 7.367%, 1/10/53 (1) 225,000 236
Societe Generale, VR, 2.797%, 1/19/28 (1)(11) 395,000 385
Societe Generale, VR, 5.50%, 4/13/29 (1)(11) 255,000 260
Societe Generale, VR, 6.691%, 1/10/34 (1)(11) 225,000 243
Sodexo, 5.15%, 8/15/30 (1) 200,000 206
Solventum, 5.60%, 3/23/34  240,000 248
Solventum, 5.90%, 4/30/54  490,000 489
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  175,000 177
Southern, 5.20%, 6/15/33  355,000 361
Southern California Gas, 5.45%, 6/15/35  120,000 123
Sprint Capital, 6.875%, 11/15/28  305,000 328
Sprint Capital, 8.75%, 3/15/32  215,000 260
State Street, 4.834%, 4/24/30  70,000 72
Steel Dynamics, 5.25%, 5/15/35  165,000 167
Sutter Health, 5.164%, 8/15/33  75,000 77
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 52
Sutter Health, Series 2025, 5.537%, 8/15/35  170,000 177
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(11) 200,000 201
Synopsys, 4.85%, 4/1/30  185,000 189
Synopsys, 5.70%, 4/1/55  185,000 182
T-Mobile USA, 3.50%, 4/15/31  210,000 198
T-Mobile USA, 5.05%, 7/15/33  58,000 58
Targa Resources, 5.55%, 8/15/35  65,000 66
Targa Resources, 5.65%, 2/15/36  90,000 91
Targa Resources, 6.125%, 5/15/55  34,000 33
Targa Resources, 6.15%, 3/1/29  91,000 96

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Targa Resources Partners, 5.50%, 3/1/30  320,000 325
Texas Instruments, 5.10%, 5/23/35  250,000 255
Time Warner Cable, 6.55%, 5/1/37  21,000 22
Time Warner Cable, 6.75%, 6/15/39  110,000 114
Time Warner Cable, 7.30%, 7/1/38  32,000 35
TotalEnergies Capital International, 3.127%, 5/29/50  124,000 81
TotalEnergies Capital International, 3.461%, 7/12/49  108,000 76
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 30,000 31
U.S. Bancorp, VR, 4.967%, 7/22/33 (11) 65,000 65
Uber Technologies, 4.30%, 1/15/30  290,000 291
Uber Technologies, 4.50%, 8/15/29 (1) 266,000 265
UBS Group, VR, 3.091%, 5/14/32 (1)(11) 285,000 262
UnitedHealth Group, 4.50%, 4/15/33  225,000 220
UnitedHealth Group, 5.30%, 6/15/35  115,000 117
UnitedHealth Group, 5.95%, 6/15/55  65,000 65
Verisk Analytics, 5.125%, 2/15/36  115,000 114
Vistra Operations, 5.70%, 12/30/34 (1) 7,000 7
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 88
Vistra Operations, 6.95%, 10/15/33 (1) 320,000 353
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 202
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 200,000 205
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  45,000 54
Wells Fargo, VR, 4.611%, 4/25/53 (11) 285,000 240
Wells Fargo, VR, 5.15%, 4/23/31 (11) 617,000 634
Windfall Mining Group, 5.854%, 5/13/32 (1) 200,000 207
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 130,000 130
Total Corporate Bonds (Cost $60,237) 60,900
EQUITY FUNDS  13.7%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 6,305,436 228,635
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 7,882,148 72,437
T. Rowe Price Real Assets Fund - I Class (3) 12,676,293 204,342
Total Equity Funds (Cost $447,339) 505,414
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.1%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 290,000 293
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 203
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 200,000 201
Corp. Andina de Fomento, VR, 6.75% (1)(11)(13) 200,000 205
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 260,000 264

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 198,101 204
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 200,000 204
Logicor Financing, 0.875%, 1/14/31 (EUR)  275,000 279
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 610,000 627
Petroleos Mexicanos, 5.95%, 1/28/31  265,000 248
Petroleos Mexicanos, 7.69%, 1/23/50  145,000 124
Petroleos Mexicanos, 8.75%, 6/2/29  380,000 404
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  310,000 367
Republic of Peru, 6.20%, 6/30/55  260,000 264
Republic of Poland, Series 30Y, 5.50%, 3/18/54  140,000 132
Republic of Romania, 5.75%, 9/16/30 (1) 430,000 434
Republic of Romania, 6.625%, 5/16/36 (1) 366,000 366
Total Foreign Government Obligations & Municipalities
(Cost $4,693) 4,819
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 48
48
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  42,857 47
47
New York  0.0%
Metropolitan Transportation Auth., Build America, 6.548%,
11/15/31  120,000 127
127
Total Municipal Securities (Cost $220) 222
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  55,000 57
BANK5, Series 2024-5YR10, Class AS, 5.637%, 10/15/57  30,000 31
BANK5, Series 2024-5YR11, Class AS, 6.139%, 11/15/57  205,000 214
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  125,000 132
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.637%, 11/15/34 (1) 135,000 2
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 93,750 85
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  311,316 326

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.656%, 12/15/39 (1) 256,748 257
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.004%, 5/15/41 (1) 452,447 454
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.763%, 6/15/35 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 37,265 33
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 107
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 87
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 95,303 81
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 6,088 6
COLT Mortgage Loan Trust, Series 2021-5, Class A1, CMO,
ARM, 1.726%, 11/26/66 (1) 403,373 365
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  111,196 111
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 6.005%, 8/15/41 (1) 250,000 250
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 5.548%, 7/25/45 (1) 156,760 157
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 221,718 223
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.287%, 3/25/50 (1) 65,131 63
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 9,925 9
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 38,508 35
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 6,277 6
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 192,681 194
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.133%, 7/25/44 (1) 1,950 2
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 135,926 116
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 100,000 100
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 261,461 264
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 156,341 157

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 68,332 59
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 76
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 35,541 32
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 41,227 37
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.574%, 12/25/50 (1) 149,471 131
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 1,371 1
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 3,085 3
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.237%, 6/25/50 (1) 150,931 132
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 195,000 195
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 233,046 235
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.955%, 5/15/41 (1) 155,000 154
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 99,541 100
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 98,663 100
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 142,046 116
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 267,399 270
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 95,000 94
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 105,000 105
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 5.493%, 7/27/65 (1) 110,000 110
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,103,449 802
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 128,870 130
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.755%, 5/15/39 (1) 355,000 355
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.435%, 4/25/43  53,508 52
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.787%, 8/25/47 (1) 93,812 89

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 12,782 12
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 3,580 3
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 10,680 10
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 32,114 30
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 333 —
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.598%, 5/25/44 (1) 162,807 164
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.437%, 10/25/59 (1) 77,113 77
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.76%, 6/25/65 (1) 229,106 231
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.76%, 6/25/65 (1) 116,990 117
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.954%, 6/15/39 (1) 120,000 120
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 186,786 152
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 93,602 82
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 200,000 200
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 363
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $9,247) 8,963
PRIVATE INVESTMENT COMPANIES  1.9%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 25,781 71,220
Total Private Investment Companies (Cost $40,104) 71,220
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.3%
U.S. Government Agency Obligations  1.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  32,097 31
3.00%, 12/1/42 - 4/1/43  158,305 145
3.50%, 8/1/42 - 3/1/46  385,062 361
4.00%, 10/1/40 - 12/1/41  82,405 79

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 6/1/39 - 5/1/42  111,449 112
5.00%, 12/1/36 - 8/1/40  33,096 34
5.50%, 1/1/40  67 —
6.00%, 3/1/33 - 8/1/38  30,261 32
7.00%, 6/1/32  330 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1,914 2
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  1,582 2
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  693,782 93
2.50%, 7/25/50  1,382,295 235
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  35,472 32
2.00%, 8/1/36 - 9/1/52  2,450,260 1,998
2.50%, 3/1/42 - 4/1/52  998,790 850
3.00%, 5/1/31 - 1/1/52  910,813 822
3.50%, 6/1/35 - 11/1/50  353,909 330
4.00%, 8/1/37 - 5/1/52  280,781 269
4.50%, 5/1/50 - 10/1/53  629,497 609
5.00%, 9/1/52 - 12/1/54  832,973 824
5.50%, 8/1/53 - 10/1/54  1,523,395 1,544
6.00%, 6/1/53 - 6/1/55  1,145,373 1,174
6.50%, 8/1/54 - 1/1/55  557,053 579
7.00%, 6/1/54  72,387 76
Federal National Mortgage Assn.
3.00%, 2/1/44  2,897 3
3.50%, 6/1/42 - 5/1/46  213,491 201
4.00%, 11/1/40  78,426 77
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  589 1
RFUCCT1Y + 1.892%, 6.892%, 12/1/35  482 —
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  234,564 30
2.50%, 5/25/47  774,483 104
6.50%, 2/25/32  426 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  387,483 330
2.00%, 9/1/36 - 6/1/52  8,215,298 6,732
2.50%, 8/1/30 - 6/1/52  6,209,094 5,268
3.00%, 1/1/27 - 4/1/51  2,757,476 2,502
3.50%, 2/1/35 - 7/1/50  1,258,817 1,182
4.00%, 7/1/35 - 12/1/52  1,692,596 1,623
4.50%, 7/1/39 - 2/1/54  1,273,924 1,246

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 7/1/34 - 11/1/53  1,414,994 1,413
5.50%, 9/1/34 - 8/1/55  1,590,863 1,612
6.00%, 2/1/33 - 8/1/54  2,430,260 2,506
6.50%, 7/1/32 - 7/1/55  1,028,899 1,069
UMBS, TBA (14)
5.00%, 9/1/55  240,000 237
7.00%, 9/1/55  70,000 74
36,443
U.S. Government Obligations  0.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  120,519 108
2.00%, 1/20/51 - 3/20/52  1,888,509 1,548
2.50%, 8/20/50 - 3/20/52  2,550,832 2,176
3.00%, 9/15/42 - 6/20/52  1,591,550 1,414
3.50%, 12/20/42 - 7/20/52  1,218,101 1,127
4.00%, 7/20/42 - 10/20/52  1,007,956 951
4.50%, 11/20/39 - 4/20/53  896,823 880
5.00%, 7/20/39 - 6/20/49  401,784 407
5.50%, 1/20/36 - 3/20/49  210,407 216
6.00%, 12/20/38 - 11/20/52  271,945 280
6.50%, 3/15/26  20 —
8.00%, 10/20/25  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  22,765 22
3.50%, 10/20/50  135,000 112
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,137,757 490
2.50%, 6/20/51  2,018,023 288
3.50%, 5/20/43  18,872 3
4.00%, 2/20/43  10,487 2
Government National Mortgage Assn., TBA (14)
5.00%, 9/20/54  625,000 619
5.50%, 9/20/55  900,000 907
6.00%, 9/20/55  140,000 143
11,693
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $50,516) 48,136
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.6%
U.S. Treasury Obligations  2.6%
U.S. Treasury Bonds, 1.125%, 5/15/40  555,000 345
U.S. Treasury Bonds, 3.375%, 8/15/42  4,135,000 3,447

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 1,949
U.S. Treasury Bonds, 4.00%, 11/15/42 (15) 4,305,000 3,898
U.S. Treasury Bonds, 4.125%, 8/15/44  2,335,000 2,121
U.S. Treasury Bonds, 4.125%, 8/15/53  1,080,000 946
U.S. Treasury Bonds, 4.25%, 2/15/54  2,760,000 2,469
U.S. Treasury Bonds, 4.25%, 8/15/54  3,760,000 3,364
U.S. Treasury Bonds, 4.375%, 8/15/43  2,235,000 2,113
U.S. Treasury Bonds, 4.50%, 2/15/44 (15) 6,220,000 5,962
U.S. Treasury Bonds, 4.50%, 11/15/54 (15) 2,950,000 2,754
U.S. Treasury Bonds, 4.625%, 11/15/44  3,670,000 3,561
U.S. Treasury Bonds, 4.625%, 2/15/55  2,360,000 2,250
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 827
U.S. Treasury Bonds, 4.75%, 2/15/45  580,000 571
U.S. Treasury Notes, 0.625%, 11/30/27  5,235,000 4,902
U.S. Treasury Notes, 1.50%, 1/31/27  1,215,000 1,178
U.S. Treasury Notes, 2.75%, 8/15/32  2,515,000 2,335
U.S. Treasury Notes, 3.25%, 6/30/27  3,930,000 3,902
U.S. Treasury Notes, 3.50%, 9/30/29  1,340,000 1,333
U.S. Treasury Notes, 3.50%, 2/15/33  695,000 674
U.S. Treasury Notes, 3.75%, 4/30/27  1,280,000 1,281
U.S. Treasury Notes, 3.75%, 8/31/31  655,000 653
U.S. Treasury Notes, 3.875%, 12/31/27  4,860,000 4,889
U.S. Treasury Notes, 3.875%, 4/30/30  4,605,000 4,644
U.S. Treasury Notes, 3.875%, 8/15/34  3,345,000 3,279
U.S. Treasury Notes, 4.00%, 10/31/29  1,630,000 1,652
U.S. Treasury Notes, 4.00%, 3/31/30  2,400,000 2,433
U.S. Treasury Notes, 4.00%, 1/31/31  1,215,000 1,230
U.S. Treasury Notes, 4.00%, 2/15/34  1,550,000 1,541
U.S. Treasury Notes, 4.125%, 3/31/32  990,000 1,003
U.S. Treasury Notes, 4.25%, 1/31/30  2,505,000 2,564
U.S. Treasury Notes, 4.25%, 11/15/34  1,880,000 1,892
U.S. Treasury Notes, 4.375%, 11/30/28  1,265,000 1,295
U.S. Treasury Notes, 4.375%, 12/31/29  3,165,000 3,255
U.S. Treasury Notes, 4.375%, 11/30/30  3,800,000 3,915
U.S. Treasury Notes, 4.375%, 5/15/34  1,610,000 1,642
U.S. Treasury Notes, 4.625%, 9/30/28  3,490,000 3,594
U.S. Treasury Notes, 4.625%, 2/15/35  2,115,000 2,188
93,851
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $94,818) 93,851

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  2.6%
Money Market Funds  2.6%
T. Rowe Price Treasury Reserve Fund, 4.37% (3)(16) 97,372,674 97,373
Total Short-Term Investments (Cost $97,373) 97,373
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.37% (3)(16) 20,614,233 20,614
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 20,614
Total Securities Lending Collateral (Cost $20,614) 20,614
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Ten Year Notes Futures, Put, 9/26/25
@ $112.00 (5) 34 3,825 14
U.S. Treasury Two Year Notes Futures, Put, 9/26/25
@ $103.75 (5) 88 18,351 4
Total Exchange-Traded Options Purchased (Cost $42) 18
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year
Index, 6/20/30), Pay
1.00% Quarterly,
Receive upon credit
default, 10/15/25 @
0.60%* (5) 1 31,472 20

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 9/19/25 @
$6,200.00 (5) 7 4,522 13
Total OTC Options Purchased (Cost $52) 33
Total Options Purchased (Cost $94) 51
Total Investments in Securities  100.5%
(Cost $2,500,089) $ 3,701,127
Other Assets Less Liabilities (0.5)% (19,171)
Net Assets 100.0% $ 3,681,956
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $45,051 and represents 1.2% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2025.
(7) Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $9,285 and represents 0.3% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,980 and represents 0.1% of net assets.
(15) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 9/1/54  385,000 (334)
(334)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 9/20/55  390,000 (332)
(332)
Total TBA Sales Commitments (Proceeds $(659)) (666)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 31,472 (10)
Morgan Stanley
S&P 500 Index, Put,
10/17/25 @ $5,975.00 352 227,401 (980)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
9/19/25 @ $80.00 5,588 45,185 (508)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/19/25 @ $80.00 5,588 45,185 (109)
Total Options Written (Premiums $(1,471)) $ (1,607)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 24,030 567 414 153
Total Centrally Cleared Credit Default Swaps,
Protection Sold 153
Interest Rate Swaps (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 5,627 (3) — (3)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 5,321 (4) — (4)
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.358% (SOFR) Annually, 4/30/35 3,736 (2) — (2)
10 Year Interest Rate Swap, Pay Fixed
3.705% Annually, Receive Variable
4.355% (SOFR) Annually, 7/2/35 3,779 (4) — (4)
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.360% (SOFR) Annually, 4/24/35 3,942 (40) — (40)
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.354% (SOFR) Annually, 5/16/35 7,229 (188) — (188)
Total Centrally Cleared Interest Rate Swaps (241)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 691 5 — 5
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 691 5 — 5

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 1,643 11 — 11
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 1,302 8 — 8
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 1,732 10 — 10
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 691 4 — 4
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 212 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 345 4 — 4
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 688 8 — 8
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 100 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 455 5 — 5
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 1,550 8 — 8
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.584% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 946 1 — 1

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/27/35 904 1 — 1
Total Centrally Cleared Zero-Coupon Inflation
Swaps 74
Total Centrally Cleared Swaps (14)
Net payments (receipts) of variation margin to date 15
Variation margin receivable (payable) on centrally cleared swaps $ 1
**
Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/24/25 CAD 1,685 USD 1,228 $ 2
Barclays Bank 11/21/25 EUR 170 USD 199 1
Citibank 10/24/25 USD 823 CAD 1,125 1
Goldman Sachs 10/24/25 JPY 91,425 USD 624 2
HSBC Bank 11/7/25 CLP 346,965 USD 355 4
Nomura Securities
International 10/24/25 USD 1,249 JPY 182,850 (3)
RBC Dominion
Securities 10/24/25 JPY 91,425 USD 626 —
Standard Chartered 11/21/25 USD 4,033 EUR 3,436 (7)
State Street 11/21/25 EUR 324 USD 380 1
Toronto-Dominion Bank 10/24/25 USD 1,214 CAD 1,675 (9)
UBS Investment Bank 10/17/25 MXN 11,400 USD 601 7
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 28 Euro BOBL contracts 9/25 (3,848) $ 24
Short, 12 Euro BTP contracts 9/25 (1,688) —
Short, 6 Euro BUND contracts 9/25 (909) (2)
Short, 74 MSCI EAFE Index contracts 9/25 (10,068) (298)
Short, 127 S&P 500 E-Mini Index contracts 9/25 (41,102) (452)
Short, 5 Government of Canada five year bond
contracts 12/25 (416) (1)
Long, 19 U.K. Gilt ten year contracts 12/25 2,324 (6)
Long, 65 U.S. Treasury Notes five year contracts 12/25 7,115 18
Long, 87 U.S. Treasury Notes two year contracts 12/25 18,143 21
Short, 32 Ultra U.S. Treasury Bonds contracts 12/25 (3,730) 17
Long, 142 Ultra U.S. Treasury Notes ten year
contracts 12/25 16,246 62
Net payments (receipts) of variation margin to date 832
Variation margin receivable (payable) on open futures contracts $ 215

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.75%  $ — $ 1,426 $ 568
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.35%  — 161 32
T. Rowe Price Institutional Emerging Markets
Equity Fund  169 20,402 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.99%  — 34 309
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.32%  — 572 651
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.53%  — (97) 765
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.61%  — 290 60
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — 1,104 —
T. Rowe Price Real Assets Fund - I Class  — 17,240 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.85%  — 538 676
T. Rowe Price Government Reserve Fund,
4.37% — — —++
T. Rowe Price Treasury Reserve Fund, 4.37% — — 1,043
Totals $ 169# $ 41,670 $ 4,104+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.75%  $ 35,031 $ 561 $ — $ 37,018
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.35%  7,289 32 — 7,482
T. Rowe Price Institutional
Emerging Markets Equity
Fund  210,065 — 1,832 228,635
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.99%  16,494 307 — 16,835
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.32%  36,624 2,559 — 39,755
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.53%  77,347 4,756 — 82,006
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 4.61%  15,337 60 — 15,687
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  71,333 — — 72,437
T. Rowe Price Real Assets
Fund - I Class  187,102 — — 204,342
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.85%  63,216 668 — 64,422
T. Rowe Price Government
Reserve Fund, 4.37% 15,454  ¤  ¤ 20,614
T. Rowe Price Treasury
Reserve Fund, 4.37% 96,218  ¤  ¤ 97,373
Total $ 886,606^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,104 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $867,538.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Growth Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 236,044 $ — $ 236,044
Bond Funds 263,205 — — 263,205
Common Stocks 1,891,015 607,877 1,925 2,500,817
Convertible Preferred Stocks — — 6,389 6,389
Equity Funds 505,414 — — 505,414
Private Investment
Companies — — 71,220 71,220
Short-Term Investments 97,373 — — 97,373
Securities Lending Collateral 20,614 — — 20,614
Options Purchased 18 33 — 51
Total Securities 2,777,639 843,954 79,534 3,701,127
Swaps* — 227 — 227
Forward Currency Exchange
Contracts — 18 — 18
Futures Contracts* 142 — — 142
Total $ 2,777,781 $ 844,199 $ 79,534 $ 3,701,514
Liabilities
TBA Sales Commitments $ — $ 666 $ — $ 666
Options Written — 1,607 — 1,607
Swaps* — 241 — 241
Forward Currency Exchange
Contracts — 19 — 19
Futures Contracts* 759 — — 759
Total $ 759 $ 2,533 $ — $ 3,292
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2025, totaled $1,505,000 for the period ended August 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F103-054Q1 08/25
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
8/31/25
Investment in Securities
Common Stocks $ 1,868 $ 157 $ 68 $ (168) $ 1,925
Convertible Bonds 150 (26) — (124) —
Convertible Preferred Stocks 5,467 858 525 (461) 6,389
Private Investment Companies 72,838 1,882 — (3,500) 71,220
Total $ 80,323 $ 2,871 $ 593 $ (4,253) $ 79,534